Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
NOTE 8 – GOODWILL AND INTANGIBLE ASSETS
Goodwill consists of the following:

Amount
Balance as of December 31, 2022	$5,837,060
Measurement period adjustment to goodwill (Note 5)	198,140

Balance as of June 30, 2023	$6,035,200

Intangible assets consist of the following:

	June 30, 2023
	Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademarks	5-10 Years	$2,320,000	$(448,673)	$1,871,327
Noncompete agreements	5 Years	990,000	(445,500)	544,500
Customer relationships	5-7 Years	3,760,000	(1,050,572)	2,709,428
Patents and patent applications	(*)	650,450	—	650,450

		$7,720,450	$(1,944,745)	$5,775,705

	December 31, 2022
Trademarks	5-10 Years	$2,320,000	$(292,671)	$2,027,329
Noncompete agreements	5 Years	990,000	(346,500)	643,500
Customer relationships	5-7 Years	3,760,000	(758,000)	3,002,000
Patents and patent applications	(*)	650,450	—	650,450

		$7,720,450	$(1,397,171)	$6,323,279

(*)
Patents have yet to be approved by the United States Patent and Trademark Office. Useful life is determined upon placement into service after approval. Amortization expense was $547,574 and $383,571 for the six months ended June 30, 2023 and 2022, respectively. Amortization expense was $273,787 and $166,213 for the three months ended June 30, 2023 and 2022, respectively.

NOTE 7 – GOODWILL AND INTANGIBLE ASSETS
Goodwill consists of the followi
ng
:

Amount
Balance as of December 31, 2021	$2,382,917
Acquisition	3,454,143

Balance as of December 31, 2022	$5,837,060

Intangible assets consist of the following:

	December 31, 2022
	Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademarks	5-10 Years	$2,320,000	$(292,671)	$2,027,329
Noncompete agreements	5 Years	990,000	(346,500)	643,500
Customer relationships	5-7 Years	3,760,000	(758,000)	3,002,000
Patents and patent applications	(*)	650,450	—	650,450

		$7,720,450	$(1,397,171)	$6,323,279

	December 31, 2021
	Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademarks	10 years	$1,520,000	$(114,000)	$1,406,000
Noncompete agreements	5 Years	990,000	(148,500)	841,500
Customer relationships	7 Years	2,920,000	(312,857)	2,607,143
Patents and patent applications	(*)	653,050	—	653,050

		$6,083,050	$(575,357)	$5,507,693

(*)	Patents have yet to be approved by US Patent Office. Useful life is determined upon placement into service after approval.
Amortization expense was $821,814 and 575,357 for the year ended December 31, 2022 and 2021, respectively.
Estimated amortization for trademarks, intangible assets and customer relationships for future periods is as follows:

Year Ended December 31,
2023	$1,095,143
2024	1,095,143
2025	1,095,143
2026	946,643
2027	842,476
Thereafter	598,282
Assets not placed in services	650,450

$6,323,279